Accounting Pronouncements (Policies)	9 Months Ended
Sep. 30, 2018
Accounting Changes and Error Corrections [Abstract]
New accounting pronouncements
In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers, (or ASU 2014-09). ASU 2014-09 requires an entity to recognize revenue when it transfers promised goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 became effective for the Partnership as of January 1, 2018, and may be applied, at the Partnership’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Partnership adopted ASU 2014-09 as a cumulative-effect adjustment as of such date. The Partnership has elected to apply ASC 2014-09 only to those contracts that were not completed as of January 1, 2018. The Partnership has identified the following differences on adoption of ASU 2014-09:

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In certain cases, the Partnership will incur pre-operational costs that relate directly to a specific customer contract, that generate or enhance resources of the Partnership that will be used in satisfying performance obligations in the future, whereby such costs are expected to be recovered via the customer contract. Such costs will be deferred and amortized over the duration of the customer contract. The Partnership previously expensed such costs as incurred unless the costs were directly reimbursable by the contract. This change increased net income by $1.1 million and $0.9 million for the three and nine months ended September 30, 2018, respectively, and increased other assets by $3.4 million, investments in and advances to equity-accounted joint ventures by $0.3 million, and total equity by $3.7 million as at September 30, 2018. The cumulative increase to opening equity as at January 1, 2018 was $2.7 million.

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The Partnership previously presented all accrued revenue as a component of accounts receivable. The Partnership has determined that if the right to such consideration is conditioned upon something other than the passage of time, such accrued revenue should be presented apart from accounts receivable. This had the effect of increasing other current assets and decreasing accounts receivable by $4.4 million at September 30, 2018. There was no cumulative impact to opening equity as at January 1, 2018.

In February 2016, FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right of use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. ASU 2016-02 is effective January 1, 2019, with early adoption permitted. FASB issued an additional accounting standards update in July 2018 that made further amendments to accounting for leases, including allowing the use of a transition approach whereby a cumulative effect adjustment is made as of the effective date, with no retrospective effect. The Partnership will adopt ASU 2016-02 on January 1, 2019. To determine the cumulative effect adjustment, the Partnership will not reassess lease classification, initial direct costs for any existing leases and whether any expired or existing contracts are or contain leases. The Partnership has identified the following differences based on the work performed to date:

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The adoption of ASU 2016-02 will result in a change in the accounting method for the lease portion of the daily charter hire accounted for as operating leases with firm periods of greater than one year for certain of the chartered-in vessels of the Partnership and the Partnership’s equity-accounted joint ventures. Under ASU 2016-02, one of the Partnership's in-charter contracts currently accounted for as an operating lease will be treated as a right-of-use asset and a lease liability, which will result in an increase of the Partnership's assets and liabilities. In addition, certain equity-accounted joint ventures will recognize a right-of-use asset and a lease liability on the balance sheet for these charters based on the present value of future minimum lease payments, whereas currently no right-of-use asset or lease liability is recognized. This will have the result of increasing the equity-accounted joint venture’s assets and liabilities. The pattern of expense recognition of chartered-in vessels is expected to remain substantially unchanged, unless the right of use asset becomes impaired.

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The adoption of ASU 2016-02 will result in the Partnership's lease classification assessment being determined when a lease commences instead of when the lease is entered into. The Partnership has entered into charters in prior periods for certain of its vessels currently under construction and which are expected to deliver over the period from 2018 to 2020. Historically, for charters that were negotiated concurrently with the construction of the related vessels, the fair value of the constructed asset was presumed to be its newbuilding cost and no gain or loss was recognized on commencement of the charter if such charters were classified as direct finance leases. On the adoption of ASU 2016-02, the fair value of the vessel is determined based on information available at the lease commencement date and any difference in the fair value of the ship upon commencement of the charter and its carrying value is recognized as a gain or loss upon commencement of the charter.

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The adoption of ASU 2016-02 will result in the recognition of revenue from the reimbursement of scheduled dry-dock expenditures, where such charter contract is accounted for as an operating lease, occurring upon completion of the scheduled dry-dock, instead of ratably over the period between the previous scheduled dry-dock and the next scheduled dry-dock.

•	In addition, direct financing lease payments received will be presented as an operating cash inflow instead of an investing cash inflow in the statement of cash flows.

•	The Partnership is expecting to disclose in its consolidated financial statements for the year ended December 31, 2018 the quantitative impact of adopting ASU 2016-02.
In August 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts
and Cash Payments (or ASU 2016-15), which, among other things, provides guidance on two acceptable approaches of classifying distributions received from equity-method investees in the statements of cash flows and application of the predominance principle on the cash flow statement classification of cash receipts and payments that have aspects of more than one class of cash flows. ASU 2016-15 became effective for the Partnership as of January 1, 2018, with a retrospective approach required on adoption. The Partnership has elected to classify distributions received from equity-method investees in the statement of cash flows based on the nature of the distribution. In addition, the adoption of ASU 2016-15 resulted in $25.7 million of cross-currency swap payments that were related to the principal repayment of long-term debt for the nine months ended September 30, 2017, being reclassified from unrealized foreign currency exchange (gain) loss including the effect of the termination of cross-currency swaps in net operating cash flow to scheduled repayments of long-term debt and settlement of related swaps in net financing cash flow as the amounts related to the termination or final settlement of the cross-currency swap.

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows: Restricted Cash (or ASU 2016-18).
ASU 2016-18 requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Entities are also required to reconcile such total to amounts on the balance sheet and disclose the nature of the restrictions. ASU 2016-18 became effective for the Partnership as of January 1, 2018. Adoption of ASU 2016-18 resulted in the Partnership including in the consolidated statements of cash flows changes in cash, cash equivalents and restricted cash.

In August 2017, the FASB issued Accounting Standards Update 2017-12, Derivatives and Hedging - Targeted Improvements to Accounting
for Hedging Activities (or ASU 2017-12). ASU 2017-12 eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires, for qualifying hedges, the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also modifies the accounting for components excluded from the assessment of hedge effectiveness, eases documentation and assessment requirements and modifies certain disclosure requirements. ASU 2017-12 will be effective for the Partnership as of January 1, 2019. The Partnership is currently evaluating the effect of adopting this new guidance.

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses
on Financial Instruments (or ASU 2016-13). ASU 2016-13 replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Partnership as of January 1, 2020, with a modified-retrospective approach required on adoption. The Partnership is currently evaluating the effect of adopting this new guidance.